Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected in the Unaudited Consolidated Balance Sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds			$ 287,500,000
Less:
Proceeds allocated to Public Warrants			(9,195,833)
Class A common stock issuance costs			(15,827,645)
Plus:
Accretion of carrying value to redemption value	$ 43,863	$ 2,942,345	27,881,248
Less:
Redemption		(287,071,970)
Class A Common Stock [Member]
Plus:
Class A common stock subject to possible redemption	$ 6,272,008	$ 6,228,145	$ 290,357,770